UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07458

Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Elise M. Dolan

Tweedy, Browne Company LLC

One Station Place, 5th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-0600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2017 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—85.3%

	Canada—1.2%
90,300	E-L Financial Corp., Ltd.	$58,753,754
1,500,000	National Bank of Canada	62,982,213

		121,735,967

	Chile—1.6%
15,195,200	Antofagasta plc	157,804,279

	China—1.4%
783,858	Baidu Inc., Sponsored ADR(a)	140,200,842

	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	1,845,442

	France—12.3%
760,360	Cie Generale des Etablissements Michelin	100,945,406
7,135,610	CNP Assurances	159,962,607
4,304,900	Safran SA	393,974,675
5,998,250	SCOR SE	237,461,658
712,949	Teleperformance SA	91,195,217
4,782,031	Total SA	236,082,681

		1,219,622,244

	Germany—6.8%
3,792,735	Axel Springer SE	227,537,280
1,936,000	Henkel AG & Company, KGaA	233,838,293
652,000	Krones AG	75,404,952
42,354	KSB AG	21,771,899
228,337	Linde AG	43,179,254
380,000	Muenchener Rueckversicherungs AG	76,518,357

		678,250,035

	Hong Kong—0.9%
26,265,000	Emperor Entertainment Hotel Ltd.	6,358,953
5,678,136	Great Eagle Holdings Ltd.	28,876,378
6,111,500	Hang Lung Group Ltd.	25,286,968
5,000,000	Hongkong & Shanghai Hotels Ltd./The	9,030,994
434,500	Jardine Strategic Holdings Ltd.	18,114,305
59,000	Miramar Hotel & Investment	136,646
11,264,000	Oriental Watch Holdings	2,452,946
2,561,000	Tai Cheung Holdings Ltd.	2,722,915

		92,980,105

	Italy—0.6%
144,268	Buzzi Unicem SpA	3,585,433
4,795,392	SOL SpA(c)	58,139,554

		61,724,987

	Japan—1.4%
2,126,200	Ebara Corporation	58,850,854
1,368,700	Honda Motor Company Ltd.	37,323,752
73,800	Lintec Corporation	1,764,211
1,443,500	NGK Spark Plug Company Ltd.	30,691,719
164,400	Nippon Kanzai Company Ltd.	2,908,750
	Undisclosed Securities(d)	2,113,976

		133,653,262

Shares		Value (Note 1)

	Mexico—0.5%
520,112	Coca-Cola Femsa SA de CV, Sponsored ADR(e)	$44,037,883

	Netherlands—7.1%
1,550,799	Akzo Nobel NV	134,585,234
3,160,000	Heineken Holding NV	289,232,068
7,534,860	Royal Dutch Shell plc, Class A	199,678,903
345,000	Telegraaf Media Groep NV, CVA(a)	2,426,651
1,378,910	Unilever NV, CVA	75,993,626

		701,916,482

	Norway—0.4%
900,000	Schibsted ASA	21,660,210
900,000	Schibsted ASA, Class B	19,822,960

		41,483,170

	Singapore—3.6%
12,787,454	DBS Group Holdings Ltd.	192,622,142
10,089,655	United Overseas Bank Ltd.	169,425,009

		362,047,151

	South Korea—4.6%
150,900	Daegu Department Store Company Ltd.	1,707,953
210,000	Hyundai Mobis Company Ltd.	45,885,592
1,482,135	Hyundai Motor Company	206,616,731
3,919,300	Kia Motors Corporation	130,854,573
815,800	LG Corporation	55,116,322
132,553	Samchully Company Ltd.	14,307,823
	Undisclosed Security(d)	984,140

		455,473,134

	Spain—0.8%
6,063,526	Mediaset España Comunicacion SA	75,347,144

	Sweden—0.0%(b)
63,360	Cloetta AB, B Shares	260,665

	Switzerland—13.5%
388,000	CIE Financiere Richemont AG	32,007,518
218,165	Coltene Holding AG(c)	22,519,303
53,000	Daetwyler Holding AG, Bearer	9,004,438
3,582,515	Nestle SA, Registered	312,181,775
80	Neue Zuercher Zeitung(a)	500,183
3,275,000	Novartis AG, Registered	272,902,417
68,640	Phoenix Mecano AG(c)	41,141,711
1,084,000	Roche Holding AG	276,419,151
248,117	Siegfried Holding AG(c)	70,148,465
432,618	Tamedia AG	69,027,338
807,415	Zurich Insurance Group AG	235,315,122

		1,341,167,421

	Taiwan—0.0%(b)
739,000	Lumax International Corp., Ltd.	1,428,442
365,000	Thinking Electronic Industrial Company Ltd.	1,011,489

		2,439,931

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2017 (Unaudited)

Shares		Value (Note 1)

	Thailand—0.8%
14,267,700	Bangkok Bank Public Company Ltd., NVDR	$77,701,634

	United Kingdom—17.6%
12,880,300	BAE Systems plc	105,990,388
1,325,000	British American Tobacco plc	90,083,133
5,424,025	Daily Mail & General Trust plc, Class A	46,993,891
7,854,302	Diageo plc	231,440,983
44,753,887	G4S plc	189,746,947
12,375,843	GlaxoSmithKline plc	262,917,337
22,104,832	HSBC Holdings plc	204,351,613
1,111,325	Imperial Brands plc	49,781,182
3,346,355	Provident Financial plc	105,756,728
486,757	Shire plc	26,795,820
6,803	Shire plc, ADR	1,124,332
25,976,349	Standard Chartered plc(a)	262,243,534
2,900,000	TT Electronics plc	7,279,665
2,725,044	Unilever plc	147,074,856
	Undisclosed Securities(d)	19,188,350

		1,750,768,759

	United States—10.2%
594,254	AGCO Corp	40,046,777
76,000	Alphabet Inc., Class A(a)	70,655,680
76,208	Alphabet Inc., Class C(a)	69,252,496
75,700	American National Insurance Company	8,818,293
396,719	Avnet, Inc.	15,424,435
1,315,780	Bank of New York Mellon Corporation/The	67,131,096
1,055,212	Baxter International, Inc.	63,882,534
436	Berkshire Hathaway Inc., Class A(a)	111,049,200
301	Berkshire Hathaway Inc., Class B(a)	50,980
5,214,000	Cisco Systems, Inc.	163,198,200
587,000	ConocoPhillips	25,804,520
1,258,435	Devon Energy Corporation	40,232,167
1,852,170	Halliburton Company	79,106,181
115,635	International Business Machines Corp	17,788,132
865,835	Johnson & Johnson	114,541,312
33,225	NOW Inc.(a)	534,258
882,900	Philip Morris International, Inc.	103,696,605
293,500	Phillips 66	24,269,515

		1,015,482,381

	TOTAL COMMON STOCKS (Cost $5,571,854,946)	8,475,942,918

Shares		Value (Note 1)

	PREFERRED STOCKS—0.5%

	Chile—0.4%
10,000,000	Embotelladora Andina SA	$35,420,663

	Croatia—0.1%
166,388	Adris Grupa d.d.	11,856,323

	Germany—0.0%(b)
210,000	Villeroy & Boch AG	4,645,403

	TOTAL PREFERRED STOCKS (Cost $35,405,655)	51,922,389

	REGISTERED INVESTMENT COMPANY—8.0%
801,050,539	Dreyfus Treasury Securities Cash Management – Institutional Shares (Cost $801,050,539)	801,050,539

Face Value

	U.S. TREASURY BILLS—7.3%
$300,000,000	0.609%(f) due 07/20/17	299,905,079
300,000,000	0.645%(f) due 08/17/17	299,751,488
125,000,000	0.968%(f) due 10/26/2017(e)	124,584,625

	TOTAL U.S. TREASURY BILLS (Cost $724,270,426)	724,241,192

TOTAL INVESTMENTS (Cost $7,132,581,566)	101.1%	10,053,157,038
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(1.6)	(157,285,875)
OTHER ASSETS AND LIABILITIES (Net)	0.5	45,177,886

NET ASSETS	100.0%	$9,941,049,049

(a)	Non-income producing security.
(b)	Amount represents less than 0.1% of net assets.
(c)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(d)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.
(e)	This security has been segregated to cover certain open forward contracts. At June 30, 2017, liquid assets totaling $168,622,508 have been segregated to cover such open forward contracts.
(f)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

June 30, 2017 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	10.3%
Banks	9.8
Insurance	8.9
Capital Goods	7.8
Energy	6.0
Beverage	5.7
Automobiles & Components	5.6
Food	5.4
Media	4.7
Materials	4.0
Commercial Services & Supplies	2.9
Tobacco	2.5
Household & Personal Products	2.4
Technology Hardware & Equipment	2.1
Diversified Financials	1.7
Software & Services	1.6
Internet Software & Services	1.4
Health Care Equipment & Services	0.9
Real Estate	0.6
Consumer Durables & Apparel	0.3
Retailing	0.2
Utilities	0.2
Electronic Equipment & Instruments	0.2
Consumer Services	0.1

Total Common Stocks	85.3
Preferred Stocks	0.5
Registered Investment Company	8.0
U.S. Treasury Bills	7.3
Unrealized Depreciation on Forward Contracts	(1.6)
Other Assets and Liabilities (Net)	0.5

Net Assets	100.0%

Portfolio Composition

June 30, 2017 (Unaudited)

Schedule of Forward Exchange Contracts

June 30, 2017 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 06/30/17 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
60,000,000	Great Britain Pound Sterling	NTC	7/5/17	$77,904,000	$77,950,326	$46,326
25,000,000,000	South Korean Won	SSB	8/23/17	21,956,789	21,866,465	(90,324)
40,000,000,000	South Korean Won	SSB	8/28/17	35,133,948	34,988,318	(145,630)

				$134,994,737	$134,805,109	$(189,628)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
45,000,000	Canadian Dollar	NTC	8/17/17	$(34,559,398)	$(34,678,865)	$(119,467)
8,000,000	Canadian Dollar	NTC	8/28/17	(6,196,027)	(6,165,991)	30,036
22,000,000	Canadian Dollar	NTC	9/21/17	(16,714,912)	(16,961,972)	(247,060)
35,000,000	Canadian Dollar	NTC	12/13/17	(26,422,473)	(27,009,204)	(586,731)
27,000,000	Canadian Dollar	SSB	12/18/17	(20,597,794)	(20,836,764)	(238,970)
15,000,000,000	Chilean Peso	SSB	12/7/17	(21,629,416)	(22,449,136)	(819,720)
7,000,000,000	Chilean Peso	SSB	3/2/18	(10,667,479)	(10,445,046)	222,433
564,000,000	Chinese Yuan	BNY	3/5/18	(79,954,636)	(81,776,448)	(1,821,812)
375,000,000	Chinese Yuan	JPM	3/26/18	(52,861,946)	(54,295,631)	(1,433,685)
45,000,000	European Union Euro	JPM	8/17/17	(51,106,500)	(51,453,762)	(347,262)
90,000,000	European Union Euro	SSB	10/16/17	(102,243,600)	(103,241,895)	(998,295)
65,000,000	European Union Euro	SSB	10/26/17	(72,423,975)	(74,605,359)	(2,181,384)
150,000,000	European Union Euro	SSB	11/8/17	(168,486,000)	(172,291,678)	(3,805,678)
50,000,000	European Union Euro	SSB	11/13/17	(56,552,500)	(57,446,661)	(894,161)
100,000,000	European Union Euro	NTC	11/15/17	(112,267,500)	(114,906,208)	(2,638,708)
75,000,000	European Union Euro	NTC	11/20/17	(83,124,375)	(86,203,827)	(3,079,452)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

June 30, 2017 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 06/30/17 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
40,000,000	European Union Euro	SSB	11/22/17	$(43,701,200)	$(45,980,533)	$(2,279,333)
45,000,000	European Union Euro	BNY	12/28/17	(47,700,000)	(51,832,757)	(4,132,757)
150,000,000	European Union Euro	NTC	12/18/17	(161,081,250)	(172,678,874)	(11,597,624)
100,000,000	European Union Euro	NTC	1/12/18	(108,062,500)	(115,281,404)	(7,218,904)
100,000,000	European Union Euro	JPM	2/21/18	(107,795,000)	(115,542,208)	(7,747,208)
150,000,000	European Union Euro	JPM	3/12/18	(160,822,500)	(173,499,756)	(12,677,256)
120,000,000	European Union Euro	NTC	3/15/18	(129,582,000)	(138,823,385)	(9,241,385)
125,000,000	European Union Euro	SSB	3/26/18	(136,912,750)	(144,697,827)	(7,785,077)
115,000,000	European Union Euro	BNY	4/30/18	(125,821,500)	(133,386,538)	(7,565,038)
100,000,000	European Union Euro	NTC	5/2/18	(111,601,000)	(116,001,467)	(4,400,467)
100,000,000	European Union Euro	BNY	5/7/18	(110,846,000)	(116,034,411)	(5,188,411)
60,000,000	Great Britain Pound Sterling	NTC	7/5/17	(79,398,000)	(77,950,326)	1,447,674
65,000,000	Great Britain Pound Sterling	SSB	8/9/17	(87,267,700)	(84,540,607)	2,727,093
65,000,000	Great Britain Pound Sterling	BNY	8/17/17	(85,189,000)	(84,559,055)	629,945
45,000,000	Great Britain Pound Sterling	JPM	9/21/17	(59,836,500)	(58,602,220)	1,234,280
50,000,000	Great Britain Pound Sterling	NTC	10/16/17	(62,537,000)	(65,163,154)	(2,626,154)
55,000,000	Great Britain Pound Sterling	NTC	11/8/17	(67,863,125)	(71,728,547)	(3,865,422)
90,000,000	Great Britain Pound Sterling	SSB	11/21/17	(112,946,850)	(117,419,427)	(4,472,577)
60,000,000	Great Britain Pound Sterling	BNY	12/28/17	(74,784,000)	(78,365,970)	(3,581,970)
75,000,000	Great Britain Pound Sterling	JPM	2/21/18	(94,346,250)	(98,118,290)	(3,772,040)
75,000,000	Great Britain Pound Sterling	NTC	2/21/18	(94,380,000)	(98,118,290)	(3,738,290)
50,000,000	Great Britain Pound Sterling	NTC	3/12/18	(62,005,000)	(65,449,314)	(3,444,314)
60,000,000	Great Britain Pound Sterling	JPM	3/15/18	(74,172,000)	(78,546,215)	(4,374,215)
45,000,000	Great Britain Pound Sterling	SSB	3/28/18	(56,904,075)	(58,932,546)	(2,028,471)
20,000,000	Great Britain Pound Sterling	SSB	4/19/18	(25,281,400)	(26,209,473)	(928,073)
35,000,000	Great Britain Pound Sterling	NTC	4/30/18	(45,333,925)	(45,881,669)	(547,744)
85,000,000	Great Britain Pound Sterling	BNY	5/2/18	(110,287,500)	(111,433,578)	(1,146,078)
75,000,000	Great Britain Pound Sterling	BNY	5/24/18	(98,160,000)	(98,388,494)	(228,494)
75,000,000	Great Britain Pound Sterling	NTC	7/10/18	(98,446,875)	(98,527,398)	(80,523)
1,200,000,000	Japanese Yen	JPM	8/21/17	(10,733,904)	(10,703,426)	30,478
3,500,000,000	Japanese Yen	JPM	9/6/17	(31,780,219)	(31,239,724)	540,495
3,000,000,000	Japanese Yen	BNY	9/19/17	(27,090,482)	(26,793,985)	296,497
3,000,000,000	Japanese Yen	SSB	12/7/18	(27,942,327)	(27,465,851)	476,476
420,000,000	Mexican Peso	NTC	11/22/17	(19,622,134)	(22,694,412)	(3,072,278)
250,000,000	Mexican Peso	BNY	3/15/18	(12,112,403)	(13,290,101)	(1,177,698)
310,000,000	Norwegian Krone	JPM	1/12/18	(36,601,925)	(37,149,682)	(547,757)
45,000,000	Singapore Dollar	BNY	7/13/17	(33,190,736)	(32,690,268)	500,468
33,000,000	Singapore Dollar	SSB	8/17/17	(24,571,305)	(23,985,966)	585,339
40,000,000	Singapore Dollar	SSB	9/21/17	(29,289,846)	(29,089,238)	200,608
50,000,000	Singapore Dollar	JPM	12/7/17	(35,014,006)	(36,402,750)	(1,388,744)
50,000,000	Singapore Dollar	SSB	12/28/17	(34,569,612)	(36,414,116)	(1,844,504)
80,000,000	Singapore Dollar	JPM	5/2/18	(57,607,835)	(58,357,979)	(750,144)
75,000,000	Singapore Dollar	JPM	5/24/18	(54,081,338)	(54,726,375)	(645,037)
40,000,000	Singapore Dollar	SSB	6/4/18	(28,999,166)	(29,191,607)	(192,441)
80,000,000	Singapore Dollar	JPM	6/12/18	(58,088,876)	(58,389,336)	(300,460)
25,000,000,000	South Korean Won	SSB	8/23/17	(22,711,787)	(21,866,465)	845,322
40,000,000,000	South Korean Won	SSB	8/28/17	(35,571,365)	(34,988,318)	583,047
34,000,000,000	South Korean Won	JPM	10/26/17	(30,316,540)	(29,772,726)	543,814
25,000,000,000	South Korean Won	SSB	12/28/17	(20,992,350)	(21,917,975)	(925,625)
55,400,000,000	South Korean Won	BNY	2/13/18	(48,914,003)	(48,614,503)	299,500
74,000,000,000	South Korean Won	JPM	2/14/18	(64,983,535)	(64,937,599)	45,936
115,000,000,000	South Korean Won	SSB	2/26/18	(101,205,668)	(100,940,030)	265,638
60,000,000	Swiss Franc	BNY	8/17/17	(62,794,349)	(62,844,547)	(50,198)
40,000,000	Swiss Franc	BNY	11/8/17	(41,788,550)	(42,129,418)	(340,868)
80,000,000	Swiss Franc	JPM	11/13/17	(84,334,809)	(84,288,025)	46,784
100,000,000	Swiss Franc	BNY	11/15/17	(104,799,832)	(105,374,633)	(574,801)
80,000,000	Swiss Franc	SSB	11/20/17	(82,826,024)	(84,328,925)	(1,502,901)
70,000,000	Swiss Franc	JPM	11/22/17	(71,501,532)	(73,798,040)	(2,296,508)
65,000,000	Swiss Franc	JPM	12/13/17	(65,957,706)	(68,626,666)	(2,668,960)
50,000,000	Swiss Franc	BNY	12/18/17	(50,289,921)	(52,808,075)	(2,518,154)
100,000,000	Swiss Franc	BNY	3/12/18	(101,224,820)	(106,233,612)	(5,008,792)
100,000,000	Swiss Franc	NTC	3/15/18	(101,332,523)	(106,255,783)	(4,923,260)
65,000,000	Swiss Franc	NTC	3/26/18	(66,810,566)	(69,119,150)	(2,308,584)
60,000,000	Swiss Franc	NTC	6/12/18	(63,667,233)	(64,150,646)	(483,413)
400,000,000	Thailand Baht	BNY	8/28/17	(11,444,921)	(11,775,252)	(330,331)
725,000,000	Thailand Baht	JPM	5/21/18	(20,796,282)	(21,353,657)	(557,375)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

June 30, 2017 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 06/30/17 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
850,000,000	Thailand Baht	BNY	6/11/18	$(24,766,900)	$(25,037,076)	$(270,176)
500,000,000	Thailand Baht	JPM	6/18/18	(14,639,145)	(14,728,036)	(88,891)

TOTAL				$(5,363,839,906)	$(5,520,936,153)	$(157,096,247)

Unrealized Depreciation on Forward Contracts (Net)						$(157,285,875)

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

June 30, 2017 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—84.2%

	Canada—0.6%
3,500	E-L Financial Corp., Ltd.	$2,277,277

	China—1.4%
29,386	Baidu Inc., Sponsored ADR(a)	5,255,980

	France—13.5%
194,310	CNP Assurances	4,355,946
167,400	Safran SA	15,320,068
382,960	SCOR SE	15,160,808
29,680	Teleperformance SA	3,796,448
218,433	Total SA	10,783,754

		49,417,024

	Germany—7.5%
177,000	Axel Springer SE	10,618,748
50,800	Henkel AG & Company, KGaA	6,135,840
26,726	Krones AG	3,090,909
13,543	Muenchener Rueckversicherungs AG	2,727,074
36,984	Siemens AG	5,076,616

		27,649,187

	Hong Kong—1.5%
4,870,000	Emperor Entertainment Hotel Ltd.	1,179,063
316,349	Great Eagle Holdings Ltd.	1,608,805
20,587	Jardine Strategic Holdings Ltd.	858,272
109,796	Miramar Hotel & Investment	254,291
4,448,000	Oriental Watch Holdings	968,635
655,000	Tai Cheung Holdings Ltd.	696,411

		5,565,477

	Italy—1.0%
113,408	Buzzi Unicem SpA	2,818,482
66,455	SOL SpA	805,703

		3,624,185

	Japan—1.9%
110,200	Ebara Corporation	3,050,214
61,700	Lintec Corporation	1,474,957
83,600	NGK Spark Plug Company Ltd.	1,777,504
	Undisclosed Securities(b)	844,447

		7,147,122

	Netherlands—6.3%
43,515	Akzo Nobel NV	3,776,425
29,000	Heineken Holding NV	2,654,345
29,400	Heineken NV	2,854,594
181,407	Royal Dutch Shell plc, Class A	4,807,409
161,712	Unilever NV, CVA	8,912,171

		23,004,944

	Singapore—4.9%
657,813	DBS Group Holdings Ltd.	9,908,880
488,670	United Overseas Bank Ltd.	8,205,724

		18,114,604

Shares		Value (Note 1)

	South Korea—5.2%
10,245	Hyundai Mobis Company Ltd.	$2,238,561
56,125	Hyundai Motor Company	7,824,094
164,700	Kia Motors Corporation	5,498,877
32,000	LG Corporation	2,161,954
13,800	Samchully Company Ltd.	1,489,577

		19,213,063

	Switzerland—15.5%
157,355	ABB Ltd.	3,890,948
17,047	Coltene Holding AG	1,759,616
142,100	Nestle SA, Registered	12,382,650
161,339	Novartis AG, Registered	13,444,215
5,015	Phoenix Mecano AG	3,005,910
56,300	Roche Holding AG	14,356,456
665	Tamedia AG	106,106
26,799	Zurich Insurance Group AG	7,810,370

		56,756,271

	Thailand—1.8%
1,220,100	Bangkok Bank Public Company Ltd., NVDR	6,644,641

	United Kingdom—13.8%
547,600	BAE Systems plc	4,506,132
238,503	Daily Mail & General Trust plc, Class A	2,066,396
344,873	Diageo plc	10,162,297
2,477,190	G4S plc	10,502,758
5,245	GlaxoSmithKline plc	111,427
821,432	HSBC Holdings plc	7,593,858
116,639	Imperial Brands plc	5,224,779
5,082	Shire plc	279,763
831,653	Standard Chartered plc(a)	8,395,931
	Undisclosed Securities(b)	1,946,746

		50,790,087

	United States—9.3%
53,840	AGCO Corp	3,628,278
89,387	Avnet, Inc.	3,475,367
212,500	Cisco Systems, Inc.	6,651,250
29,399	ConocoPhillips	1,292,380
70,900	Halliburton Company	3,028,139
78,600	Johnson & Johnson	10,397,994
36,100	MasterCard, Inc., Class A	4,384,345
14,700	Phillips 66	1,215,543

		34,073,296

	TOTAL COMMON STOCKS (Cost $241,035,794)	309,533,158

	PREFERRED STOCKS—1.0%

	Chile—0.9%
940,000	Embotelladora Andina SA	3,329,542

	Germany—0.1%
648	KSB AG	325,009

	TOTAL PREFERRED STOCKS (Cost $3,051,153)	3,654,551

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

June 30, 2017 (Unaudited)

Shares		Value (Note 1)

	REGISTERED INVESTMENT COMPANY—14.2%
52,002,573	Dreyfus Government Securities Cash Management – Institutional Shares (Cost $52,002,573)	$52,002,573

TOTAL INVESTMENTS (Cost $296,089,520)	99.4%	365,190,282
OTHER ASSETS AND LIABILITIES (Net)	0.6	2,263,225

NET ASSETS	100.0%	$367,453,507

(a)	Non-income producing security.
(b)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

Sector Diversification

June 30, 2017 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Capital Goods	11.3%
Banks	11.1
Pharmaceuticals, Biotechnology & Life Sciences	10.5
Insurance	8.8
Food	5.8
Energy	5.7
Automobiles & Components	4.7
Beverage	4.3
Commercial Services & Supplies	3.9
Media	3.6
Technology Hardware & Equipment	2.6
Software & Services	2.6
Materials	2.5
Household & Personal Products	1.7
Tobacco	1.4
Electronic Equipment & Instruments	0.9
Retailing	0.8
Real Estate	0.6
Utilities	0.5
Health Care Equipment & Services	0.5
Consumer Services	0.4

Total Common Stocks	84.2
Preferred Stocks	1.0
Registered Investment Company	14.2
Other Assets and Liabilities (Net)	0.6

Net Assets	100.0%

Portfolio Composition

June 30, 2017 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

June 30, 2017 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—90.6%

	Chile—1.6%
846,500	Antofagasta plc	$8,791,021

	China—1.6%
49,610	Baidu Inc., Sponsored ADR(a)	8,873,245

	France—5.1%
360,300	CNP Assurances	8,077,029
411,111	Total SA	20,296,018

		28,373,047

	Germany—4.4%
164,718	Axel Springer SE	9,881,915
84,400	Henkel AG & Company, KGaA	10,194,190
22,070	Muenchener Rueckversicherungs AG	4,444,106

		24,520,211

	Japan—0.4%
87,000	Honda Motor Company Ltd.	2,372,446

	Netherlands—10.3%
297,000	Heineken Holding NV	27,184,153
765,749	Royal Dutch Shell plc, Class A	20,292,868
183,946	Unilever NV, ADR	10,166,695

		57,643,716

	Singapore—1.6%
550,917	United Overseas Bank Ltd.	9,250,972

	South Korea—4.5%
92,075	Hyundai Motor Company	12,835,697
260,000	Kia Motors Corporation	8,680,680
56,800	LG Corporation	3,837,469

		25,353,846

	Switzerland—13.1%
238,000	Nestle SA, Registered, Sponsored ADR	20,753,600
254,363	Novartis AG, Registered	21,195,810
79,800	Roche Holding AG	20,348,938
38,415	Zurich Insurance Group AG	11,195,767

		73,494,115

	United Kingdom—7.6%
143,583	Diageo plc, Sponsored ADR	17,205,551
78,645	Shire plc	4,329,382
1,099	Shire plc, ADR	181,632
952,235	Standard Chartered plc(a)	9,613,263
205,000	Unilever plc, Sponsored ADR	11,094,600

		42,424,428

	United States—40.4%
94,535	3M Company	19,681,240
6,150	Alphabet Inc., Class A(a)	5,717,532
6,166	Alphabet Inc., Class C(a)	5,603,229
393,000	Bank of New York Mellon Corporation/The	20,050,860

Shares		Value (Note 1)

	United States (continued)
170,490	Baxter International, Inc.	$10,321,465
80	Berkshire Hathaway Inc., Class A(a)	20,376,000
30,626	Berkshire Hathaway Inc., Class B(a)	5,187,126
527,475	Cisco Systems, Inc.	16,509,968
460,136	Comcast Corporation, Class A	17,908,493
161,695	ConocoPhillips	7,108,112
129,850	Emerson Electric Company	7,741,657
151,709	Halliburton Company	6,479,491
128,400	Johnson & Johnson	16,986,036
101,925	MasterCard, Inc., Class A	12,378,791
488,706	MRC Global, Inc.(a)	8,073,423
36,818	National Western Life Insurance Company, Class A	11,767,769
51,335	Philip Morris International, Inc.	6,029,296
57,532	Signet Jewelers Ltd.	3,638,324
437,085	Wells Fargo & Company	24,218,880

		225,777,692

	TOTAL COMMON STOCKS (Cost $264,192,193)	506,874,739

	REGISTERED INVESTMENT COMPANY—8.2%
45,862,416	Dreyfus Government Securities Cash Management – Institutional Shares (Cost $45,862,416)	45,862,416

Face Value

	U.S. TREASURY BILL—2.5%
$14,000,000	1.103%(b) due 12/07/17(c) (Cost $13,933,096)	13,934,676

TOTAL INVESTMENTS (COST $323,987,705)	101.3%	566,671,831
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(1.3)	(7,094,168)
OTHER ASSETS AND LIABILITIES (Net)	(0.0)	(131,487)

NET ASSETS	100.0%	$559,446,176

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At June 30, 2017, liquid assets totaling $13,934,676 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

June 30, 2017 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	11.3%
Insurance	10.9
Energy	9.7
Beverage	7.9
Banks	7.7
Food	7.5
Capital Goods	7.0
Software & Services	5.8
Media	5.0
Automobiles & Components	4.3
Diversified Financials	3.6
Technology Hardware & Equipment	3.0
Health Care Equipment & Services	1.8
Household & Personal Products	1.8
Materials	1.6
Tobacco	1.1
Retailing	0.6

Total Common Stocks	90.6
Registered Investment Company	8.2
U.S. Treasury Bill	2.5
Unrealized Depreciation on Forward Contracts	(1.3)
Other Assets and Liabilities (Net)	(0.0	)(a)

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

June 30, 2017 (Unaudited)

Schedule of Forward Exchange Contracts

June 30, 2017 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 06/30/17 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
2,500,000	European Union Euro	JPM	7/5/2017	$2,851,500	$2,852,151	$651
1,500,000	Great Britain Pound Sterling	NTC	7/5/2017	1,947,600	1,948,758	1,158
2,500,000	Swiss Franc	JPM	7/5/2017	2,607,916	2,611,424	3,508

TOTAL				$7,407,016	$7,412,333	$5,317

FORWARD EXCHANGE CONTRACTS TO SELL(a)
35,000,000	Chinese Yuan Renminbi	BNY	3/5/18	$(4,961,724)	$(5,074,780)	$(113,056)
23,000,000	Chinese Yuan Renminbi	JPM	3/26/18	(3,242,199)	(3,330,132)	(87,933)
2,500,000	European Union Euro	JPM	7/5/17	(2,794,800)	(2,852,151)	(57,351)
2,750,000	European Union Euro	SSB	11/22/17	(3,004,458)	(3,161,162)	(156,704)
7,000,000	European Union Euro	NTC	12/18/17	(7,517,125)	(8,058,347)	(541,222)
6,500,000	European Union Euro	BNY	12/28/17	(6,890,000)	(7,486,954)	(596,954)
5,000,000	European Union Euro	JPM	3/12/18	(5,360,750)	(5,783,325)	(422,575)
25,000,000	European Union Euro	NTC	3/15/18	(26,996,250)	(28,921,538)	(1,925,288)
14,000,000	European Union Euro	BNY	4/30/18	(15,317,400)	(16,238,361)	(920,961)
4,500,000	European Union Euro	JPM	7/10/18	(5,236,200)	(5,240,720)	(4,520)
1,500,000	Great Britain Pound Sterling	NTC	7/5/17	(1,984,950)	(1,948,758)	36,192
3,200,000	Great Britain Pound Sterling	BNY	8/17/17	(4,193,920)	(4,162,907)	31,013
1,500,000	Great Britain Pound Sterling	NTC	10/3/17	(1,960,800)	(1,954,139)	6,661
3,000,000	Great Britain Pound Sterling	SSB	12/18/17	(3,808,290)	(3,917,131)	(108,841)
2,700,000	Great Britain Pound Sterling	BNY	12/28/17	(3,365,280)	(3,526,469)	(161,189)
5,500,000	Great Britain Pound Sterling	JPM	2/21/18	(6,918,725)	(7,195,341)	(276,616)
4,500,000	Great Britain Pound Sterling	NTC	7/10/18	(5,906,813)	(5,911,644)	(4,831)
130,000,000	Japanese Yen	JPM	8/21/17	(1,162,840)	(1,159,538)	3,302
1,250,000	Singapore Dollar	JPM	11/8/2017	(900,752)	(909,683)	(8,931)
9,000,000	Singapore Dollar	SSB	12/28/17	(6,222,530)	(6,554,541)	(332,011)
7,500,000,000	South Korean Won	SSB	12/18/17	(6,393,153)	(6,574,146)	(180,993)
2,500,000,000	South Korean Won	SSB	12/28/17	(2,099,235)	(2,191,798)	(92,563)
4,500,000,000	South Korean Won	BNY	2/13/18	(3,973,159)	(3,948,831)	24,328
3,000,000,000	South Korean Won	JPM	2/14/18	(2,634,468)	(2,632,605)	1,863

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts

June 30, 2017 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 06/30/17 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
2,500,000	Swiss Franc	JPM	7/5/17	$(2,610,857)	$(2,611,424)	$(567)
3,000,000	Swiss Franc	BNY	8/17/17	(3,139,717)	(3,142,227)	(2,510)
5,000,000	Swiss Franc	NTC	10/3/17	(5,278,716)	(5,253,079)	25,637
6,700,000	Swiss Franc	BNY	11/8/17	(6,999,582)	(7,056,677)	(57,095)
8,000,000	Swiss Franc	JPM	11/22/17	(8,171,604)	(8,434,062)	(262,458)
13,000,000	Swiss Franc	BNY	12/18/17	(13,075,380)	(13,730,100)	(654,720)
5,000,000	Swiss Franc	NTC	3/15/18	(5,066,626)	(5,312,789)	(246,163)
5,000,000	Swiss Franc	JPM	7/10/18	(5,344,050)	(5,356,479)	(12,429)

TOTAL				$(182,532,353)	$(189,631,838)	$(7,099,485)

Unrealized Depreciation on Forward Contracts (Net)						$(7,094,168)

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

June 30, 2017 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—89.3%

	France—14.9%
73,530	Cie Generale des Etablissements Michelin	$9,761,844
169,500	CNP Assurances	3,799,768
75,070	Safran SA	6,870,236
269,534	SCOR SE	10,670,444
250,000	Total SA	12,342,176

		43,444,468

	Germany—9.9%
245,600	Axel Springer SE	14,734,263
11,335	Muenchener Rueckversicherungs AG	2,282,462
85,500	Siemens AG	11,736,174

		28,752,899

	Netherlands—4.5%
493,000	Royal Dutch Shell plc, Class A	13,064,835

	Singapore—7.8%
739,900	DBS Group Holdings Ltd.	11,145,387
680,200	United Overseas Bank Ltd.	11,421,886

		22,567,273

	Switzerland—19.6%
217,900	Nestle SA, Registered	18,987,892
153,000	Novartis AG, Registered	12,749,334
47,000	Roche Holding AG	11,984,963
46,000	Zurich Insurance Group AG	13,406,359

		57,128,548

	Thailand—0.7%
386,200	Bangkok Bank Public Company Ltd., NVDR	2,103,238

Shares		Value (Note 1)

	United Kingdom—17.7%
310,855	BAE Systems plc	$2,557,987
272,740	Berendsen plc	4,357,605
475,800	Diageo plc	14,020,294
1,881,411	G4S plc	7,976,782
539,378	GlaxoSmithKline plc	11,458,761
1,212,400	HSBC Holdings plc	11,208,224

		51,579,653

	United States—14.2%
221,750	Cisco Systems, Inc.	6,940,775
79,640	ConocoPhillips	3,500,974
59,800	Johnson & Johnson	7,910,942
224,370	Verizon Communications, Inc.	10,020,364
178,605	Wells Fargo & Company	9,896,503
64,175	Williams-Sonoma Inc.	3,112,488

		41,382,046

	TOTAL COMMON STOCKS (Cost $191,761,081)	260,022,960

	REGISTERED INVESTMENT COMPANY—10.4%
30,219,199	Dreyfus Government Securities Cash Management – Institutional Shares (Cost $30,219,199)	30,219,199

TOTAL INVESTMENTS (Cost $221,980,280)	99.7%	290,242,159
OTHER ASSETS AND LIABILITIES (Net)	0.3	752,714

NET ASSETS	100.0%	$290,994,873

Abbreviations:
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

June 30, 2017 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Banks	15.7%
Pharmaceuticals, Biotechnology & Life Sciences	15.1
Insurance	10.4
Energy	9.9
Capital Goods	7.3
Food	6.5
Media	5.1
Beverage	4.8
Commercial Services & Supplies	4.2
Telecommunication Services	3.4
Automobiles & Components	3.4
Technology Hardware & Equipment	2.4
Retailing	1.1

Total Common Stocks	89.3
Registered Investment Company	10.4
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

Portfolio Composition

June 30, 2017 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of June 30, 2017. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Switzerland	$1,341,167,421	$1,340,667,238	$500,183	$—
All Other Countries	7,134,775,497	7,134,775,497	—	—
Preferred Stocks
Chile	35,420,663	—	35,420,663	—
All Other Countries	16,501,726	16,501,726	—	—
Registered Investment Company	801,050,539	801,050,539	—	—
U.S. Treasury Bills	724,241,192	—	724,241,192	—

Total Investments in Securities	10,053,157,038	9,292,995,000	760,162,038	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	11,598,189	—	11,598,189	—
Liability
Unrealized depreciation of forward exchange contracts	(168,884,064)	—	(168,884,064)	—

Total	$9,895,871,163	$9,292,995,000	$602,876,163	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

	Global Value Fund II – Currency Unhedged
	Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$309,533,158	$309,533,158	$—	$—
Preferred Stocks
Chile	3,329,542	—	3,329,542	—
All Other Countries	325,009	325,009	—	—
Registered Investment Company	52,002,573	52,002,573	—	—

Total	$365,190,282	$361,860,740	$3,329,542	$—

	Value Fund
	Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$506,874,739	$506,874,739	$—	$—
Registered Investment Company	45,862,416	45,862,416	—	—
U.S. Treasury Bill	13,934,676	—	13,934,676	—

Total Investments in Securities	566,671,831	552,737,155	13,934,676	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	134,313	—	134,313	—
Liability
Unrealized depreciation of forward exchange contracts	(7,228,481)	—	(7,228,481)	—

Total	$559,577,663	$552,737,155	$6,840,508	$—

	Worldwide High Dividend Yield Value Fund
	Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$290,242,159	$290,242,159	$—	$—

As of June 30, 2017, a security with an end of period value of $500,183 held by Global Value Fund was transferred from Level 1 into Level 2 due to no trading volume on that day.

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the three months ended June 30, 2017:

Shares Held at 3/31/17	Name of Issuer	Value at 3/31/17	Purchase Cost	Sales Proceeds	Value at 6/30/17	Shares Held at 6/30/17	Net Unrealized Appreciation 3/31/17 to 6/30/17
218,165	Coltene Holding AG	$17,360,350	$ —	$ —	$22,519,303	218,165	$5,158,953
68,640	Phoenix Mecano AG	35,316,050	—	—	41,141,711	68,640	5,825,661
248,117	Siegfried Holding AG	65,378,749	—	—	70,148,465	248,117	4,769,716
4,795,392	SOL SpA	49,237,690	—	—	58,139,554	4,795,392	8,901,864
		$167,292,839	$ —	$ —	$191,949,033		$24,656,194

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.

2. Tax Information

As of June 30, 2017, the aggregate cost of securities in each Fund’s portfolio for federal tax purposes was as follows:

Global Value Fund	$7,132,581,566
Global Value Fund II – Currency Unhedged	$296,089,520
Value Fund	$323,987,705
Worldwide High Dividend Yield Value Fund	$221,980,280

The aggregate gross unrealized appreciation/depreciation and net unrealized appreciation as computed on a federal income tax basis at June 30, 2017 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$3,239,673,375	$(319,097,903)	$2,920,575,472
Global Value Fund II – Currency Unhedged	78,652,331	(9,551,569)	69,100,762
Value Fund	252,234,310	(9,550,184)	242,684,126
Worldwide High Dividend Yield Value Fund	72,431,441	(4,169,562)	68,261,879

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	August 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	August 8, 2017

By (Signature and Title)*	/s/ Roger R. de Bree
Roger R. de Bree, Treasurer
(principal financial officer)

Date	August 8, 2017

*	Print the name and title of each signing officer under his or her signature.